Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom Income Fund	May 30, 2024
Fidelity Advisor Freedom Income Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	8.30%
Past 5 years	3.73%
Since Inception	3.08%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.97%
F0199
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Since Inception	3.17%

[1]	A From June 6, 2017 .